Interest in Other Entities (Details) - Detail 4 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 21, 2023	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Jun. 13, 2023
Interest in Other Entities (Details) - Detail 4 [Line Items]
Stockholders units (in Shares)	3,294,117
Purchase per unit (in Dollars per share)	$ 4.25
Shares issued (in Shares)		28,851,761		27,989,465	2,650,423
Warrants to purchase (in Shares)	1
Exercise price (in Dollars per share)	$ 5.5	$ 250
Company shares	18.45%
Odysight.ai [Member]
Interest in Other Entities (Details) - Detail 4 [Line Items]
Common stock outstanding, pecentage			27.02%
Shares issued (in Shares)	1
Warrants to purchase (in Shares)	1
Received amount		$ 2,946